Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)	Feb. 28, 2018 USD ($)
Income Taxes [Line Items]
Income tax rate, percent	25.00%	25.00%	25.00%	25.00%
Income tax provision	¥ 26,424,000	$ 4,176	¥ 19,804,000	¥ 4,841,000
Assessable income	¥ 68,268,000	$ 10,788	37,259,000	(26,063,000)
Minimum
Income Taxes [Line Items]
Percentage of temporary differences interest in domestic subsidiary included in deferred tax liability	50.00%	50.00%
Foreign Country | Inland Revenue, Hong Kong | Four Seasons Hong Kong
Income Taxes [Line Items]
Income tax rate, percent	16.50%	16.50%
Income tax provision	¥ 0
Assessable income	¥ 0		0	0
Foreign Country | State Administration of Taxation, PRC
Income Taxes [Line Items]
Income tax rate, percent	25.00%	25.00%
Income tax provision	¥ 26,424,000	$ 4,176	19,804,000	4,841,000
Tax loss carry-forward subject to expiration	8,655,000				$ 1,368
Deferred tax assets, valuation allowance	¥ 1,210,000				191
Period of statute of limitations for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent	3 years	3 years
Period of statute of limitations for underpayment of taxes more than specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitation to be extended to five years	¥ 100,000
Period of statute of limitations for related party transaction	10 years	10 years
Aggregate undistributed earnings	¥ 106,240,000		¥ 47,344,000	¥ 1,215,000	$ 16,789
Tax reduction, Description	In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.	In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.
Withholding income tax percentage if investor holds less than 25% in the FIE	10.00%	10.00%
Reduced withholding tax rate, if investor holds at least 25% in the FIE	5.00%	5.00%
Minimum percentage of FIEs holding for reduction in withholding income tax rate	25.00%	25.00%
Withholding income taxes, undistributed earnings of foreign subsidiaries	¥ 0
Foreign Country | State Administration of Taxation, PRC | Minimum
Income Taxes [Line Items]
Tax loss carry-forward expiration year	2020	2020
Foreign Country | State Administration of Taxation, PRC | Maximum
Income Taxes [Line Items]
Tax loss carry-forward expiration year	2023	2023